Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs (Detail)	Dec. 31, 2021 yr	Jul. 16, 2021 yr
Private Placements Warrants [Member] | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		10.33
Private Placements Warrants [Member] | Exercise price (strike price)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		11.50
Private Placements Warrants [Member] | Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		0.8
Private Placements Warrants [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		34.2
Private Placements Warrants [Member] | Remaining term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		5.00
Earnout shares liability [Member] | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	6.49	10.33
Earnout shares liability [Member] | Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	1.2	0.8
Earnout shares liability [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	90.0	90.0
Earnout shares liability [Member] | Remaining term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	4.54	5.00